Document and Entity Information	9 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	Life Clips, Inc.
Entity Central Index Key	0001604930
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	LCLP